Exhibit 99.1

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	August 2017
Distribution Date	09/15/17
Transaction Month	40
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	April 18, 2014
Closing Date:	May 14, 2014

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,364,737,771.94	72,146	3.40%	59.23
Original Adj. Pool Balance:		$1,335,346,691.89

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$259,000,000.00	18.978%	0.18000%		May 15, 2015
Class A-2 Notes	Fixed	$406,000,000.00	29.749%	0.44000%		February 15, 2017
Class A-3 Notes	Fixed	$470,000,000.00	34.439%	0.90000%		December 17, 2018
Class A-4 Notes	Fixed	$100,860,000.00	7.390%	1.46000%		November 15, 2019
Class B Notes	Fixed	$24,040,000.00	1.762%	1.72000%		November 15, 2019
Class C Notes	Fixed	$36,050,000.00	2.642%	2.10000%		November 15, 2019
Class D Notes	Fixed	$29,380,000.00	2.153%	2.51000%		December 15, 2020
Total Securities		$1,325,330,000.00	97.112%

Overcollateralization		$10,016,691.89	0.734%
YSOA		$29,391,080.05	2.154%
Total Original Pool Balance		$1,364,737,771.94	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$12,823,302.06	0.0272836	$-	-	$12,823,302.06
Class A-4 Notes	$100,860,000.00	1.0000000	$97,872,727.64	0.9703820	$2,987,272.36
Class B Notes	$24,040,000.00	1.0000000	$24,040,000.00	1.0000000	$-
Class C Notes	$36,050,000.00	1.0000000	$36,050,000.00	1.0000000	$-
Class D Notes	$29,380,000.00	1.0000000	$29,380,000.00	1.0000000	$-
Total Securities	$203,153,302.06	0.1532851	$187,342,727.64	0.1413555	$15,810,574.42

Weighted Avg. Coupon (WAC)	3.29%		3.31%
Weighted Avg. Remaining Maturity (WARM)	23.01		22.16
Pool Receivables Balance	$226,499,141.58		$210,380,441.62
Remaining Number of Receivables	32,921		31,947

Adjusted Pool Balance	$223,183,502.44		$207,372,928.02

III. COLLECTIONS

Principal:
Principal Collections	$15,740,020.90
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$270,595.45
Total Principal Collections	$16,010,616.35

Interest:
Interest Collections	$622,219.30
Late Fees & Other Charges	$46,174.23
Interest on Repurchase Principal	$-
Total Interest Collections	$668,393.53

Collection Account Interest	$11,042.91
Reserve Account Interest	$2,503.52
Servicer Advances	$-

Total Collections	$16,692,556.31

1 of 3

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	August 2017
Distribution Date	09/15/17
Transaction Month	40
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$16,692,556.31
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$16,692,556.31

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$188,749.28	$-	$188,749.28	$188,749.28
	Collection Account Interest					$11,042.91
	Late Fees & Other Charges					$46,174.23
Total due to Servicer						$245,966.42

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2 Notes		$-		$-
	Class A-3 Notes		$9,617.48		$9,617.48
	Class A-4 Notes		$122,713.00		$122,713.00

	Total Class A interest:		$132,330.48		$132,330.48	$132,330.48

3.	First Priority Principal Distribution:		$-		$-	$-

4.	Class B Noteholders Interest:		$34,457.33		$34,457.33	$34,457.33

5.	Second Priority Principal Distribution:		$-		$-	$-

6.	Class C Noteholders Interest:		$63,087.50		$63,087.50	$63,087.50

7.	Third Priority Principal Distribution:		$-		$-	$-

8.	Class D Noteholders Interest:		$61,453.17		$61,453.17	$61,453.17

	Available Funds Remaining:					$16,155,261.41

9.	Regular Principal Distribution Amount:					$15,810,574.42

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2 Notes				$-
	Class A-3 Notes				$12,823,302.06
	Class A-4 Notes				$2,987,272.36
	Class A Notes Total:		$15,810,574.42		$15,810,574.42
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Class D Notes Total:		$-		$-
	Total Noteholders Principal		$15,810,574.42		$15,810,574.42

10.	Required Deposit to Reserve Account					0.00

11.	Trustee Expenses					0.00

12.	Remaining Available Collections Released to Certificateholder					344,686.99

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$3,315,639.14
Beginning Period Amount	$3,315,639.14
Current Period Amortization	$308,125.54
Ending Period Required Amount	$3,007,513.60
Ending Period Amount	$3,007,513.60
Next Distribution Date Required Amount	$2,716,176.71

2 of 3

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	August 2017
Distribution Date	09/15/17
Transaction Month	40
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,338,366.73
Beginning Period Amount	$3,338,366.73
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,338,366.73
Ending Period Amount	$3,338,366.73

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$20,030,200.38	$20,030,200.38	$20,030,200.38
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	8.97%	9.66%	9.66%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.21%	31,375	97.08%	$204,246,148.85
30 - 60 Days	1.37%	437	2.18%	$4,585,022.53
61 - 90 Days	0.34%	110	0.61%	$1,276,148.90
91-120 Days	0.08%	25	0.13%	$273,121.34
121 + Days	0.00%	0	0.00%	$-
Total		31,947		$210,380,441.62

Delinquent Receivables 30+ Days Past Due
Current Period	1.79%	572	2.92%	$6,134,292.77
1st Preceding Collection Period	1.79%	588	2.87%	$6,501,236.35
2nd Preceding Collection Period	1.59%	538	2.53%	$6,156,435.57
3rd Preceding Collection Period	1.60%	558	2.49%	$6,493,039.39
Four-Month Average	1.69%		2.70%

Repossession in Current Period		26		$269,669.53
Repossession Inventory		72		$203,792.37

Current Charge-Offs
Gross Principal of Charge-Offs				$378,679.06
Recoveries				$(270,595.45)
Net Loss				$108,083.61

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.57%

Average Pool Balance for Current Period				$218,439,791.60

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.59%
1st Preceding Collection Period				0.27%
2nd Preceding Collection Period				0.56%
3rd Preceding Collection Period				0.75%
Four-Month Average				0.54%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		43	2,775	$41,519,913.83
Recoveries		45	2,515	$(23,597,927.60)
Net Loss				$17,921,986.23
Cumulative Net Loss as a % of Initial Pool Balance				1.31%

Net Loss for Receivables that have experienced a Net Loss *		29	2,300	$18,002,871.14
Average Net Loss for Receivables that have experienced a Net Loss				$7,827.34

Principal Balance of Extensions				$1,172,275.40
Number of Extensions				112

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

3 of 3